Business combinations (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Business Combinations

During the year ended December 31, 2017, the Company completed six business combinations. All business combinations completed during the period have been included in the anesthesia segment of the Company and include the following:

Acquired Operation	Date Acquired	Consideration
DDAB, LLC (“DDAB”)	February 2017	$5,273,570
Osceola Gastroenterology Anesthesia Associates, LLC (“OGAA”)	March 2017	$3,401,819
West Florida Anesthesia Associates, LLC (“WFAA”)	August 2017	$5,840,000
Central Colorado Anesthesia Associates, LLC (“CCAA”)	September 2017	$7,888,919
Raleigh Sedation Associates, LLC & Blue Ridge Sedation Associates, PLLC (“RSA”)	September 2017	$7,248,960
Alamo Sedation Associates, LLC (“ASA”)	September 2017	$3,500,000

During the year ended December 31, 2016, the Company completed three business combinations. All business combinations completed during the year have been included in the anesthesia segment of the Company and include the following:

Acquired Operation	Date Acquired	Consideration
Austin Gastroenterology Anesthesia Associates, PLLC (“AGAA”)	May 2016	$16,821,896
Community Anesthesia, PLLC (“Community”)	June 2016	$13,636,639
Arapahoe Gastroenterology Anesthesia Associates, LLC (“Arapahoe”)	June 2016	$ 3,700,000

Schedule of Consideration Transferred and Preliminary Estimated Fair Values of Assets and Liabilities Acquired at Acquisition Date

The following table summarizes the fair value of the consideration transferred and the preliminary estimated fair values of the assets and liabilities acquired at the acquisition date. Certain of the estimates of fair value, most notably the professional services agreements, are preliminary and may be subject to further adjustments.

	DDAB	OGAA	WFAA	CCAA	RSA	ASA	Total

Cash	$4,089,791	$3,401,819	$5,840,000	$7,888,919	$7,248,960	$3,500,000	$31,969,489

Contingent consideration	1,183,779	-	-	-	-	-	1,183,779

Purchase consideration	$5,273,570	$3,401,819	$5,840,000	$7,888,919	$7,248,960	$3,500,000	33,153,268

Non-controlling interest	5,066,763	2,267,879	4,778,182	7,579,550	6,964,687	-	26,657,061

	$10,340,333	$5,669,698	$10,618,182	$15,468,469	$14,213,647	$3,500,000	$59,810,329

Assets and liabilities acquired:
Exclusive professional services agreements	10,340,333	$5,669,698	$10,606,192	$15,468,469	$14,213,648	$3,500,000	$59,798,340
Pre-close trade receivables	525,000	-	-	-	-	-	525,000
Pre-close trade payables	(525,000)	-	-	-	-	-	(525,000)
Prepaid expenses and deposits	-	-	11,889	-	-	-	11,889
Fair value of net identifiable assets and liabilities acquired	$10,340,333	$5,669,698	$10,618,081	$15,468,469	$14,213,648	$3,500,000	$59,810,229

Exclusive professional services agreements – amortization term	4.5 years	5 years	15 years	7 years	5 years	7 years
Acquisition costs expensed							$570,900

The following table summarizes the fair value of the consideration transferred and the preliminary estimated fair values of the assets and liabilities acquired at the acquisition date. Certain of the estimates of fair value, most notably the professional services agreements, are preliminary and may be subject to further adjustments.

	Austin	Community	Arapahoe	Total

Cash	$13,000,000	$13,636,639	$3,700,000	$30,336,639

Deferred consideration	3,821,895	-	-	3,821,895

Purchase consideration	16,821,895	13,636,639	3,700,000	34,158,534

Non-controlling interest	16,162,214	7,342,806	3,554,902	27,059,922

	$32,984,109	$20,979,445	$7,254,902	$61,218,456

Assets and liabilities acquired:

Exclusive professional services agreements	32,984,109	20,979,445	$7,254,902	$61,218,456

Pre-close trade receivables	-	917,998	-	917,998

Pre-close trade payables	-	(917,998)	-	(917,998)
Fair value of net identifiable assets and liabilities acquired	$32,984,109	$20,979,445	$7,254,902	$61,218,456

Exclusive professional services agreements – amortization term	10 years	5 years	5 years
Acquisition costs expensed in relation to above acquisitions				$348,251

Acquisitions Contributed Revenue and Net Earnings Before Tax

In the year ended December 31, 2017, the above noted acquisitions contributed revenue and net earnings before tax as follows:

	Year ended December 31, 2017

	DDAB	OGAA	WFAA	CCAA	RSA	ASA	Total

Revenue	$3,244,190	$1,829,591	$1,315,951	$3,963,932	$3,196,268	$724,216	$14,274,148
Net earnings (loss) before tax	$(414,599)	$(92,803)	$504,231	$2,101,049	$1,358,055	$290,830	$3,746,763

Amortization	$2,106,364	$897,702	$294,616	$669,780	$781,751	$127,778	$4,877,991

In the year ended December 31, 2016, the above noted acquisitions contributed revenue and net earnings before tax as follows:

	Year ended December 31, 2016
	AGAA	Community	Arapahoe	Total

Revenue	$11,593,180	$4,482,059	$2,492,127	$18,567,366
Net earnings (loss) before tax	$5,643,814	$(348,740)	$971,899	$6,266,973
Amortization	$1,924,073	$2,272,773	$725,490	$4,922,336

Acquisitions Contributed of Pro Forma Information Revenue and Net Earnings Before Tax

	Year ended December 31, 2017

Pro Forma Information (unaudited)

	DDAB	OGAA	WFAA	CCAA	RSA	ASA	Total

Revenue	$3,539,116	$2,311,062	$3,158,282	$12,178,353	$10,801,852	$2,605,406	$34,594,071
Net earnings (loss) before tax	$(452,290)	$(117,225)	$1,210,154	$6,670,023	$4,589,574	$1,046,277	$12,946,513

Amortization	$2,297,852	$1,133,940	$707,079	$2,209,781	$2,842,729	$500,000	$9,691,381

	Year ended December 31, 2016

Pro Forma Information (unaudited)
	AGAA	Community	Arapahoe	Total
Revenue	$18,573,853	$7,733,243	$4,658,181	$30,965,277
Net earnings before tax	$9,042,159	$(601,708)	$1,816,634	$10,257,085
Amortization	$3,298,411	$4,195,889	$1,450,980	$8,945,280